Commitments and Contingencies (Details) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	MXN ($)	USD ($)	MXN ($)
Commitments and Contingencies
Commitments for programming rights		$ 115,000	$ 2,266,205
Commitments for transmission rights		835,000	16,456,320
Total aggregate commitments			1,851,150
Commitments for gaming operations			127,685
Commitments to acquire television technical equipment			66,381
Commitments to acquire software and related services			274,309
Construction commitments for building improvements and technical facilities			1,382,775
Minimum annual commitments for the use of satellite transponders		19,673
Non-cancellable annual lease commitments			3,192,479
Minimum content of broadcast on daily basis to be offered	50.00%
2018
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		7,391
Non-cancellable annual lease commitments			640,551
2019
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		4,423
Non-cancellable annual lease commitments			606,847
2020
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		4,099
Non-cancellable annual lease commitments			542,344
2021
Commitments and Contingencies
Non-cancellable annual lease commitments			507,932
2021 and thereafter
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		$ 3,760
2022
Commitments and Contingencies
Non-cancellable annual lease commitments			355,072
Thereafter
Commitments and Contingencies
Non-cancellable annual lease commitments			$ 539,733
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC") | Long-term credit facility
Commitments and Contingencies
Amount of future financing expected to provide	$ 178,600